Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Subsidiaries [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities

The table below summarizes the fair value of assets acquired and liabilities as of the acquisition date:

August 14, 2024
U.S. dollars in thousands

Cash and cash equivalents	20
Trade receivables	138
Fixed assets, net	167
Accounts payable	(377)
Loans	(551)
Intangible assets	3,601
Goodwill	3,193
Deferred taxes liabilities, net	(349)
5,842

Cash consideration	430
Fair value of issued shares (*)	4,018
Fair value of issued warrants (see Note 13)	1,394
5,842

(*)	Fair value of issued shares was measured according to the quoted share price.

Schedule of Intangible Assets as of the Closing Date of the Acquisition	The intangible assets as of the closing date of the acquisition included:
U.S. dollars in thousands

Technology	2,508
Customer relationships	291
Brand name	802

3,601